UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23396

Rimrock Funds Trust

(Exact name of registrant as specified in charter)

100 Innovation Drive, Suite 200

Irvine, California 92617

(Address of principal executive offices) (Zip code)

Robert S. De Leon, Esquire

Rimrock Capital Management, LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

(Name and address of agent for service)

Copy to:

John J. O’Brien, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Registrant’s telephone number, including area code: (949) 381-7800

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

RIMROCK FUNDS TRUST

SEMI-ANNUAL REPORT

November 30, 2022

RIMROCK FUNDS TRUST

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

17	NOTES TO THE FINANCIAL STATEMENTS

29	LIQUIDITY RISK MANAGEMENT PROGRAM

30	FUND EXPENSES

31	FOR MORE INFORMATION

RIMROCK FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2022 (UNAUDITED)

	RIMROCK CORE BOND FUND	RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND
ASSETS:
Investments, at fair value	$5,645,701	$6,288,054
Cash held at broker	13,954	12,013
Interest income receivable	52,199	117,265
Receivable for variation margin on futures contracts	602	2,453
Prepaid and other assets	38,562	49,683
Total Assets	5,751,018	6,469,468
LIABILITIES:
Payable for securities purchased	786	395
Investment advisory fees	1,340	1,778
Payable for reverse repurchase agreements	190,150	-
Payable for variation margin on futures contracts	969	-
Distributions payable to shareholders	-	335
Trustee fees	644	591
Accrued other liabilities	33,059	43,785
Total Liabilities	226,948	46,884
Net Assets	$5,524,070	$6,422,584
ANALYSIS OF NET ASSETS:
Capital stock	$6,454,003	$7,734,298
Distributable Earnings	(929,933)	(1,311,714)
Net Assets	$5,524,070	$6,422,584
Shares Outstanding ($0.0001 par value, unlimited authorization):	641,046	772,662
Net Asset Value, Redemption and Offering Price Per Share:	$8.62	$8.31
Investments, at cost	$6,236,745	$7,169,270

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST
STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)

		RIMROCK EMERGING
	RIMROCK CORE BOND FUND	MARKETS CORPORATE CREDIT FUND
INVESTMENT INCOME:
Interest income	$148,420	$195,169 [1]
Total investment income	148,420	195,169
EXPENSES:
Investment advisory fees	8,594	10,864
Shareholder servicing fees	-	98,570
Administration fees	7,020	7,019
Custody fees	9,369	4,684
Accounting fees	1,719	1,862
Transfer Agent fees	573	621
Registration fees (includes blue sky fees)	11,870	12,097
Printing fees	1,000	1,134
Audit fees	20,055	10,028
Tax fees	3,259	3,259
Legal fees	15,037	15,037
12b-1 Distribution fees	15,502	16,768
Trustee fees and expenses	14,490	15,587
Insurance fees	1,384	1,384
Other expenses	546	589
Total Expenses	110,418	199,503
Less expenses reimbursed by investment adviser	(91,797)	(177,775)
Net Expenses	18,621	21,728
Net investment income	129,799	173,441
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(56,991)	(291,133)
Net realized gain (loss) on futures	(81,584)	(5,143)
Net change in unrealized appreciation (depreciation) on:
Investments	(338,152)	152,270
Net unrealized app (dep) on future contracts	10,617	(430)
Net Losses	(466,110)	(144,436)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(336,311)	$29,005

[1]	Net of $56 in foreign withholding taxes.

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED NOVEMBER 30, 2022 (UNAUDITED)
OR THE FISCAL YEAR ENDED MAY 31, 2022

	RIMROCK CORE BOND FUND		RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND
	NOV 30,	MAY 31,	NOV 30,	MAY 31,
	2022	2022	2022	2022
OPERATIONS:
Net investment income	$129,799	$186,163	$173,441	$321,141
Net realized losses	(138,575)	(159,046)	(296,276)	(63,536)
Net change in unrealized appreciation (depreciation)	(327,535)	(458,745)	151,840	(1,146,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(336,311)	(431,628)	29,005	(889,157)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(76,141)	577,316	171,133	463,398
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(76,141)	577,316	171,133	463,398
DISTRIBUTIONS PAID:
From distributable earnings	(101,273)	(223,362)	(173,441)	(637,501)
Total Distributions Paid	(101,273)	(223,362)	(173,441)	(637,501)
Total Increase (Decrease) in Net Assets	(513,725)	(77,674)	26,697	(1,063,260)
NET ASSETS:
Beginning of period	6,037,795	6,115,469	6,395,887	7,459,147
End of period	$5,524,070	$6,037,795	$6,422,584	$6,395,887

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST
FINANCIAL HIGHLIGHTS

RIMROCK CORE BOND FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	FISCAL YEAR	PERIOD
	NOV 30,	ENDED	ENDED	ENDED
	2022	MAY 31,	MAY 31,	MAY 31,
Selected per share data	(UNAUDITED)	2022	2021	2020[1]
Net Asset Value, Beginning of Period	$9.29	$10.30	$10.18	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.20	0.30	0.28	0.27
Net realized and unrealized gain (loss)	(0.71)	(0.96)	0.23	0.24
Total from Investment Operations	(0.51)	(0.66)	0.51	0.51
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.31)	(0.34)	(0.23)
From net realized losses	—	(0.04)	(0.05)	(0.06)
From tax return of capital	—	—	—	(0.04)
Total Distributions Paid	(0.16)	(0.35)	(0.39)	(0.33)
Net Asset Value, End of Period	$8.62	$9.29	$10.30	$10.18
Total Return[3]	(5.65%)	(6.48%)	5.00%	5.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$5,524,070	$6,037,795	$6,115,469	$5,513,566
Ratio to average net assets of:[4]
Expenses, net of reimbursements and credits	0.65%	0.65%	0.65%	0.65%
Expenses, before reimbursements and credits	3.85%	3.13%	3.98%	5.56%
Net investment income, net of reimbursements and credits	4.53%	2.93%	2.74%	2.87%
Net investment income, before reimbursements and credits	1.33%	0.45%	(0.59%)	(2.04%)
Portfolio Turnover Rate	11.31%	37.60%	61.20%	151.93%

[1]	The Rimrock Core Bond Fund commenced operations on June 28, 2019.

[2]	Net investment income per share was calculated using the average shares outstanding method.

[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See Notes to the Financial Statements.

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND
	SIX MONTHS
	ENDED	FISCAL YEAR	PERIOD
	NOV 30,	ENDED	ENDED
	2022	MAY 31,	MAY 31,
Selected per share data	(UNAUDITED)	2022	2021[1]
Net Asset Value, Beginning of Period	$8.51	$10.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income[2]	0.22	0.43	0.29
Net realized and unrealized gain (loss)	(0.19)	(1.64)	0.64
Total from Investment Operations	0.03	(1.21)	0.93
LESS DISTRIBUTIONS PAID:
From net investment income	(0.23)	(0.44)	(0.28)
From net realized losses	—	(0.45)	(0.04)
Total Distributions Paid	(0.23)	(0.89)	(0.32)
Net Asset Value, End of Period	$8.31	$8.51	$10.61
Total Return[3]	0.43%	(12.20%)	9.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$6,422,584	$6,395,887	$7,459,147
Ratio to average net assets of:[4]
Expenses, net of reimbursements and credits	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	6.43%	4.53%	3.99%
Net investment income, net of reimbursements and credits	5.59%	4.52%	4.10%
Net investment income, before reimbursements and credits	(0.14%)	0.69%	0.81%
Portfolio Turnover Rate	47.23%	112.45%	111.10%

[1]	The Rimrock Emerging Markets Corporate Credit Fund commenced operations on September 28, 2020.

[2]	Net investment income per share was calculated using the average shares outstanding method.

[3]	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
CORPORATE BONDS – 18.4%
Aerospace & Defense – 0.4%
Textron Financial Corp., (Variable, ICE LIBOR USD 3M + 1.74%), 6.34%, 2/15/42(1)	30,000	21,060
Autos/Transport – 1.1%
Cummins, Inc., 2.60%, 9/1/50	50,000	32,219
General Motors Financial Co., Inc., 3.95%, 4/13/24	30,000	29,504
		61,723
Consumer/Retail – 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(2)	40,000	38,985
Energy – 3.1%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 6/15/29	40,000	36,946
Antero Resources Corp., 5.38%, 3/1/30	20,000	18,765
CITGO Petroleum Corp.,
7.00%, 6/15/25	4,000	3,947
6.38%, 6/15/26	16,000	15,658
ConocoPhillips Co., 6.95%, 4/15/29	25,000	27,893
Enterprise Products Operating LLC, (Variable, ICE LIBOR USD 3M + 2.78%), 7.54%, 6/1/67 (1) (2)	40,000	34,370
Magellan Midstream Partners L.P., 3.25%, 6/1/30 (2)	40,000	35,012
		172,591
Financials – 3.2%
Bank of America Corp., (Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (3)	30,000	28,267
Fifth Third Bancorp, (Variable, U.S. SOFR Compounded Index + 2.13%), 4.77%, 7/28/30 (1) (4)	30,000	28,491
JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 1.33%), 4.45%, 12/5/29 (3)	30,000	28,543
LPL Holdings, Inc., 4.00%, 3/15/29	35,000	30,581
Synchrony Financial, 2.88%, 10/28/31	40,000	30,332

See Notes to the Financial Statements.

	PRINCIPAL AMOUNT	VALUE (IN USD)
CORPORATE BONDS - 18.4% continued
Financials – 3.2% continued
Travelers (The) Cos., Inc., 2.55%, 4/27/50	50,000	31,171
		177,385
Food & Beverage – 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	40,000	38,431
Kraft Heinz Foods Co., 4.63%, 10/1/39	40,000	35,894
		74,325
Healthcare – 2.9%
HCA, Inc., 4.13%, 6/15/29	40,000	36,596
Owens & Minor, Inc., 4.38%, 12/15/24	75,000	71,827
UnitedHealth Group, Inc., 2.88%, 8/15/29	20,000	18,028
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30 (2)	40,000	34,372
		160,823
Media/Entertainment – 0.9%
Fox Corp., 4.71%, 1/25/29	35,000	33,856
Match Group Holdings II LLC, 3.63%, 10/1/31	20,000	15,306
		49,162
Metals/Mining – 1.3%
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	30,375
Hecla Mining Co., 7.25%, 2/15/28	40,000	39,069
		69,444
Real Estate – 0.6%
Equinix, Inc., 2.50%, 5/15/31(2)	40,000	32,247
Technology – 0.3%
Oracle Corp., 3.60%, 4/1/50	20,000	13,946

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
CORPORATE BONDS - 18.4% continued
Telecom/Cable – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 3/30/29	30,000	28,562
Frontier California, Inc., 6.75%, 5/15/27	40,000	37,870
		66,432
Utilities/Power – 1.4%
FirstEnergy Transmission LLC, 5.45%, 7/15/44	25,000	23,192
4.55%, 4/1/49	20,000	16,336
Florida Power & Light Co., 3.15%, 10/1/49 (2)	55,000	40,515
		80,043
Total Corporate Bonds
(Cost $1,122,916)		$1,018,166

COMMERCIAL MORTGAGE BACKED SECURITIES – 23.9%
Government Agency - Interest Only – 17.6%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class X1, 1.02%, 6/25/29(1) (4)	802	37
Freddie Mac Multifamily Structured Pass Through Certificates, Series K151, Class X1, 0.52%, 4/25/30(1) (4)	11,244,332	231,473
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class X1, 1.05%, 4/25/34(1) (4)	2,086,033	140,774
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class X1, 0.70%, 10/25/34(1) (4)	1,477,764	71,096
Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class X1, 1.10%, 1/25/31(1) (4)	2,578,267	142,240
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class X1, 1.10%, 8/25/36(1) (4)	1,152,369	97,435
FREMF Mortgage Trust, Series 2017-K153, Class X2A, 0.10%, 10/25/31	19,476,292	96,062

See Notes to the Financial Statements.

	PRINCIPAL AMOUNT	VALUE (IN USD)
COMMERCIAL MORTGAGE BACKED SECURITIES - 23.9% continued
Government Agency - Interest Only – 17.6% continued
FREMF Mortgage Trust, Series 2018-K157, Class X2A, 0.10%, 8/25/33	14,064,431	93,408
Octagon 66 Ltd., Series 19K-1510, Class X2A, 0.10%, 1/25/34	13,940,844	100,504
		973,029
Non Agency – 5.5%
COMM Mortgage Trust, Series 2010-C1, Class D, 5.99%, 7/10/46(1) (4)	123,870	120,260
Commercial Mortgage Trust, Series 2006-GG7, Class AJ, 6.21%, 7/10/38(1) (4)	74,487	52,141
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class B, 4.24%, 1/5/34	24,000	23,273
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class D, 3.59%, 9/15/39(1) (4)	135,000	103,925
		299,599
Non Agency - Interest Only – 0.8%
GS Mortgage Securities Trust, Series 2016-GS3, Class XA, 1.32%, 10/10/49(1) (4)	556,833	19,465
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XA, 1.11%, 10/15/48(1) (4)	1,455,267	24,860
		44,325
Total Commercial Mortgage Backed Securities
(Cost $1,477,526)		$1,316,953

RESIDENTIAL MORTGAGE BACKED SECURITIES – 43.7%
Government Agency – 15.4%
Fannie Mae Interest Strip, Series 219, Class 1, 0.00%, 4/25/23(5)	1,103	1,095
Fannie Mae REMIC, Series 1993-236, Class FA, (Floating, U.S. Treasury Yield Curve Rate CMT 10Y - 408.00%, 12.00% Cap), 0.00%, 10/25/23(1) (6)	1,099	1,081
Fannie Mae REMIC, Series 1993-236, Class FB, (Floating, ICE LIBOR USD 1M - 25.13%, 12.00% Cap), 0.00%, 10/25/23(1) (6)	8,551	8,513

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 43.7% continued
Government Agency – 15.4% continued
Fannie Mae REMIC, Series 2001-29, Class Z, 6.50%, 7/25/31	26,273	27,252
Fannie Mae REMIC, Series 2003-58, Class M, 3.50%, 7/25/33	10,802	10,294
Fannie Mae REMIC, Series 2005-68, Class PG, 5.50%, 8/25/35	45,206	45,832
Fannie Mae REMIC, Series 2006-77, Class PC, 6.50%, 8/25/36	18,080	18,694
Fannie Mae REMIC, Series 2007-22, Class PA, 5.50%, 3/25/37	1,965	1,957
Fannie Mae REMIC, Series 2008-46, Class JA, 4.50%, 5/25/38	16,647	16,205
Fannie Mae REMIC, Series 2010-53, Class ZJ, 5.00%, 7/25/40	33,445	33,963
Fannie Mae REMIC, Series 2013-113, Class HA, 3.00%, 11/25/31	174	172
Fannie Mae REMIC, Series 2013-13, Class MA, 4.00%, 1/25/43	79,507	77,680
Fannie Mae REMIC, Series 2016-95, Class LZ, 2.50%, 12/25/46	145,207	92,727
Fannie Mae REMIC, Series 2019-42, Class ZL, 3.00%, 8/25/49	216,587	138,128
Fannie Mae REMIC, Series G93-30, Class B, 0.00%, 8/25/23(5)	170	169
FHLMC-GNMA, Series 23, Class FE, (Floating, ICE LIBOR USD 1M - 25.13%, 12.00% Cap), 0.00%, 11/25/23(1) (6)	13,453	13,415
Freddie Mac REMIC, Series 2326, Class ZP, 6.50%, 6/15/31	15,578	16,122
Freddie Mac REMIC, Series 2653, Class SC, (Floating, 6.80% - ICE LIBOR USD 1M, 4.00% Floor, 6.80% Cap), 4.92%, 7/15/33(1)	21,723	20,585
Freddie Mac REMIC, Series 3001, Class MZ, 6.50%, 7/15/35	92,372	103,788
Freddie Mac REMIC, Series 3871, Class JB, 5.50%, 6/15/41	5,232	5,399
Freddie Mac REMIC, Series 3908, Class B, 2.50%, 6/15/39	21,601	19,559
Freddie Mac REMIC, Series 3990, Class GY, 3.50%, 1/15/42	30,000	26,506
Freddie Mac REMIC, Series 4120, Class QB, 1.50%, 10/15/42	5,728	5,002
Freddie Mac REMIC, Series 4146, Class ME, 3.50%, 12/15/42	12,000	11,308
Freddie Mac REMIC, Series 4170, Class TC, 1.63%, 2/15/28	113,021	106,037

See Notes to the Financial Statements.

	PRINCIPAL AMOUNT	VALUE (IN USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 43.7% continued
Government Agency – 15.4% continued
Freddie Mac REMIC, Series 4182, Class MB, 1.50%, 5/15/41	3,473	3,242
Freddie Mac REMIC, Series 4286, Class DA, 3.50%, 10/15/30	36,197	35,061
Freddie Mac REMIC, Series 4471, Class GA, 3.00%, 2/15/44	12,164	11,407
		851,193
Government Agency - Interest Only – 15.9%
Fannie Mae REMIC, Series 2004-64, Class SW, (Floating, 7.05% - ICE LIBOR USD 1M, 7.05% Cap), 3.03%, 8/25/34(1)	31,385	2,304
Fannie Mae REMIC, Series 2005-12, Class SC, (Floating, 6.75% - ICE LIBOR USD 1M, 6.75% Cap), 2.73%, 3/25/35(1) (4)	41,729	2,875
Fannie Mae REMIC, Series 2005-122, Class SE, (Floating, 23.10% - ICE LIBOR USD 1M, 23.10% Cap), 9.04%, 11/25/35(1)	28,750	29,470
Fannie Mae REMIC, Series 2007-88, Class JI, (Floating, 6.45% - ICE LIBOR USD 1M, 6.45% Cap), 2.43%, 4/25/37(1)	205,472	17,993
Fannie Mae REMIC, Series 2010-118, Class LI, 5.50%, 10/25/40	51,738	8,568
Fannie Mae REMIC, Series 2010-147, Class KI, 1.18%, 1/25/41	823,392	23,399
Fannie Mae REMIC, Series 2011-87, Class SG, (Floating, 6.55% - ICE LIBOR USD 1M, 6.55% Cap), 2.53%, 4/25/40(1)	208,407	5,969
Fannie Mae REMIC, Series 2013-103, Class SK, (Floating, 5.92% - ICE LIBOR USD 1M, 5.92% Cap), 1.90%, 10/25/43(1) (4)	33,981	3,703
Fannie Mae REMIC, Series 2016-105, Class SA, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 1.98%, 1/25/47(1) (4)	24,258	2,719
Fannie Mae REMIC, Series 2016-74, Class GS, (Floating, 6.00% - ICE LIBOR USD 1M, 6.00% Cap), 1.98%, 10/25/46(1)	37,439	4,503
Fannie Mae REMIC, Series 2018-62, Class SB, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 2.18%, 9/25/48(1)	156,808	18,489

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 43.7% continued
Government Agency - Interest Only – 15.9% continued
Fannie Mae REMIC, Series 2020-56, Class DI, 2.50%, 8/25/50	239,939	37,932
Fannie Mae REMIC, Series 2020-96, Class IB, 3.00%, 1/25/51	74,066	12,205
Fannie Mae REMIC, Series 2021-3, Class JI, 2.50%, 2/25/51	80,209	10,745
Fannie Mae REMIC, Series 2021-50, Class IO, 4.00%, 8/25/51	73,247	13,799
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1522, Class X1, 0.61%, 10/25/36(1) (4)	1,796,936	78,632
Freddie Mac REMIC, Series 2981, Class SU, (Floating, 7.80% - ICE LIBOR USD 1M, 7.80% Cap), 3.93%, 5/15/30(1)	28,488	1,437
Freddie Mac REMIC, Series 3308, Class S, (Floating, 7.20% - ICE LIBOR USD 1M, 7.20% Cap), 3.33%, 3/15/32(1)	26,599	1,656
Freddie Mac REMIC, Series 3460, Class SA, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 2.33%, 6/15/38(1)	35,383	2,527
Freddie Mac REMIC, Series 3598, Class JI, 0.00%, 10/15/37(1) (4)	184,759	5,090
Freddie Mac REMIC, Series 3621, Class SB, (Floating, 6.23% - ICE LIBOR USD 1M, 6.23% Cap), 2.36%, 1/15/40(1) (4)	272,834	26,666
Freddie Mac REMIC, Series 3621, Class WI, 0.00%, 5/15/37(1) (4)	317,122	12,505
Freddie Mac REMIC, Series 3635, Class IB, 0.00%, 10/15/37(1) (4)	452,036	16,405
Freddie Mac REMIC, Series 3666, Class SC, (Floating, 5.77% - ICE LIBOR USD 1M, 5.77% Cap), 1.90%, 5/15/40(1)	87,777	6,433
Freddie Mac REMIC, Series 4029, Class IM, 4.00%, 4/15/42	15,692	2,858
Freddie Mac REMIC, Series 4106, Class EI, 3.50%, 4/15/41	83,785	6,576
Freddie Mac REMIC, Series 4150, Class DI, 3.00%, 1/15/43	237,925	22,376
Freddie Mac REMIC, Series 4165, Class TI, 3.00%, 12/15/42	386,305	27,585
Freddie Mac REMIC, Series 4194, Class BI, 3.50%, 4/15/43	24,312	3,807

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 43.7% continued
Government Agency - Interest Only – 15.9%continued
Freddie Mac REMIC, Series 4259, Class DI, 4.00%, 6/15/43	72,717	5,314
Freddie Mac REMIC, Series 4363, Class TI, 0.00%, 10/15/39(1) (4)	153,640	6,029
Freddie Mac REMIC, Series 4367, Class GS, 0.00%, 3/15/37(1) (4)	124,775	6,047
Freddie Mac REMIC, Series 4415, Class IO, 0.00%, 4/15/41(1) (4)	79,973	3,194
Freddie Mac REMIC, Series 4940, Class PI, 4.00%, 7/25/49	33,731	5,096
Freddie Mac REMIC, Series 5013, Class IN, 2.50%, 9/25/50	767,992	119,923
Freddie Mac REMIC, Series 5014, Class DI, 4.00%, 9/25/50	47,254	9,451
Government National Mortgage Association, Series 2008-7, Class IO, 5.50%, 3/20/37	137,971	7,733
Government National Mortgage Association, Series 2009-88, Class QI, 6.00%, 9/16/39	57,998	561
Government National Mortgage Association, Series 2010-42, Class BS, (Floating, 6.48% - ICE LIBOR USD 1M, 6.48% Cap), 2.54%, 4/20/40(1)	17,501	1,645
Government National Mortgage Association, Series 2011-H18, Class AI, 1.10%, 8/20/61(1) (4)	25,574	978
Government National Mortgage Association, Series 2012-136, Class BI, 3.50%, 11/20/42	222,145	33,199
Government National Mortgage Association, Series 2013-133, Class PI, 5.00%, 2/16/37	45,296	3,747
Government National Mortgage Association, Series 2015-159, Class HS, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 2.26%, 11/20/45(1)	47,132	5,101
Government National Mortgage Association, Series 2015-168, Class SD, (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap), 2.26%, 11/20/45(1)	730,247	79,860
Government National Mortgage Association, Series 2016-160, Class GS, (Floating, 6.10% - ICE LIBOR USD 1M, 6.10% Cap), 2.16%, 11/20/46(1)	53,107	7,755

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 43.7% continued
Government Agency - Interest Only – 15.9 %continued
Government National Mortgage Association, Series 2017-130, Class YI, 4.00%, 4/20/45	596,299	58,968
Government National Mortgage Association, Series 2020-123, Class IL, 2.50%, 8/20/50	663,487	94,840
Government National Mortgage Association, Series 2020-77, Class EI, (Floating, 122.00% - ICE LIBOR USD 1M, 1.00% Cap), 1.00%, 8/20/49(1)	654,665	21,153
		879,820
Non Agency – 12.4%
Banc of America Mortgage Trust, Series 2003-H, Class 3A1, 4.14%, 9/25/33(1) (4)	103,590	92,312
Bear Stearns ALT-A Trust, Series 2004-1, Class 2A2, 3.42%, 2/25/34(1) (4)	31,304	27,613
Bear Stearns ARM Trust, Series 2003-6, Class 1A2, 3.90%, 8/25/33(1) (4)	41,572	40,603
CHL Mortgage Pass Through Trust, Series 2004-22, Class A3, 3.77%, 11/25/34(1) (4)	69,153	64,268
CHL Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.71%, 6/20/34(1) (4)	35,721	32,886
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class 2A2, 3.39%, 11/25/32(1) (4)	72,048	64,739
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR12, Class 2A1, 4.56%, 4/25/33(1) (4)	13,871	12,464
CSFB Mortgage-Backed Pass Through Certificates, Series 2003-AR24, Class 2A4, 3.66%, 10/25/33(1) (4)	71,749	67,856
GRMT Mortgage Loan Trust, Series 2001-1A, Class A5, 6.65%, 7/20/31	26,471	26,248
IndyMac INDX Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 3.21%, 3/25/35(1) (4)	13,905	13,463
JP Morgan Mortgage Trust, Series 2006-A2, Class 5A1, 4.19%, 11/25/33(1) (4)	9,275	8,826
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A2, 3.35%, 7/25/35(1) (4)	43,616	42,103

	PRINCIPAL AMOUNT	VALUE (in USD)
RESIDENTIAL MORTGAGE BACKED SECURITIES - 43.7% continued
Non Agency – 12.4% continued
Residential Asset Securitization Trust, Series 2004-IP2, Class 2A1, 3.44%, 12/25/34(1) (4)	40,962	34,214
Sequoia Mortgage Trust, Series 2003-3, Class A1, (Floating, ICE LIBOR USD 1M + 0.66%, 0.66% Floor, 11.50% Cap), 4.60%, 7/20/33(1)	54,443	50,191
Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2003-26A, Class 7A, 4.00%, 9/25/33(1) (4)	29,554	28,399
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A11, 3.67%, 7/25/34(1) (4)	29,900	30,001
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 2A3, 3.67%, 7/25/34(1) (4)	45,797	45,952
		682,138
Total Residential Mortgage Backed Securities
(Cost $2,689,493)		$2,413,151
U.S. GOVERNMENT OBLIGATIONS – 10.9%
U.S. GOVERNMENT OBLIGATIONS – 10.9%
U.S. Treasury Notes – 10.9%
0.50%, 11/30/23	50,000	47,938
0.63%, 10/15/24	300,000	279,890
3.38%, 8/15/42	300,000	274,547
		602,375
Total U.S. Government Obligations
(Cost $651,754)		$602,375

	NUMBER OF SHARES	VALUE (in USD)
SHORT TERM INVESTMENT FUND – 5.3%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 3.27%(7)	295,056	295,056
Total Short Term Investment Fund
(Cost $295,056)		$295,056

Total Investments – 102.2%
(Cost $6,236,745)		$5,645,701

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

REVERSE REPURCHASE AGREEMENTS – (3.4%)
J.P. Morgan Securities, 4.05%, due 12/16/22 (dated 11/4/22; collaterized by Delta Air Lines, Inc./SkyMiles IP Ltd., 4.5%, due 10/20/25 and value $38,968)(2)	(35,028)	(35,028)
J.P. Morgan Securities, 4.05%, due 12/16/22 (dated 11/4/22; collaterized by Enterprise Products Operating LLC, 7%, due 6/1/67 and value $34,300)(2)	(30,593)	(30,593)
J.P. Morgan Securities, 4.05%, due 12/16/22 (dated 11/4/22; collaterized by Equinix, Inc., 2.5%, due 5/15/31 and value $32,213)(2)	(27,835)	(27,835)
J.P. Morgan Securities, 4.05%, due 12/16/22 (dated 11/4/22; collaterized by Florida Power & Light Co., 3.15%, due 10/1/49 and value $40,353)(2)	(35,530)	(35,530)
J.P. Morgan Securities, 4.05%, due 12/16/22 (dated 11/4/22; collaterized by Magellan Midstream Partners L.P., 3.25%, due 6/1/30 and value $34,973)(2)	(30,661)	(30,661)
J.P. Morgan Securities, 4.05%, due 12/16/22 (dated 11/4/22; collaterized by Zimmer Biomet Holdings, Inc., 3.55%, due 3/20/30 and value $34,273)(2)	(30,503)	(30,503)
Total Reverse Repurchase Agreements
(Cost $(190,150))		$(190,150)
Other Assets less Liabilities – 1.2%		68,519
NET ASSETS – 100.0%		$5,524,070

(1)	Variable rate security. Rate as of November 30, 2022 is disclosed.
(2)	All or a portion of this security was pledged as collateral for reverse repurchase agreements. The total value of pledged collateral was $215,080, which represented 3.89% of the net assets of the fund.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(5)	Zero coupon bond.
(6)	Zero coupon bond - interest rate reflects effective yield on the date of purchase.
(7)	7-day current yield as of November 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ARM - Adjustable Rate Mortgage

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

ICE - Intercontinental Exchange

IO - Interest Only

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

Percentages shown are based on Net Assets.

At November 30, 2022, the Fund had open futures contracts as follows:

TYPE	NO. OF CONTRACTS	NOTIONAL AMOUNT	CONTRACT POSITION	CONTRACT EXP.		UNREALIZED APP/(DEP)(1)
10-Year U.S. Treasury Note	1	$113,500	Long	3	/23	$164
Ultra U.S. Treasury Bond	2	272,563	Long	3	/23	(2,906)
Total						$(2,742)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK CORE BOND FUND	NOVEMBER 30, 2022 (UNAUDITED)

At November 30, 2022, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	5.2%
AAA	59.4
AA	6.3
A	6.6
BBB	15.8
BB	5.1
B	0.7
CCC	0.9
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of November 30, 2022:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:(1)
Corporate Bonds	$—	$1,018,166	$—	$1,018,166
Commercial Mortgage Backed Securities	—	1,316,953	—	1,316,953
Residential Mortgage Backed Securities	—	2,413,151	—	2,413,151
U.S. Government Obligations	602,375	—	—	602,375
Short Term Investment Fund	295,056	—	—	295,056

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Liabilities:
Reverse Repurchase Agreements	$—	$(190,150)	$—	$(190,150)
Total Investments	$897,431	$4,558,120	$—	$5,455,551
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$164	$—	$—	$164
Liabilities
Futures Contracts	(2,906)	—	—	(2,906)
Total Other Financial Instruments	$(2,742)	$—	$—	$(2,742)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS – 84.6%
Autos/Transport – 0.8%
Aeropuertos Argentina 2000 S.A., 8.50%, 8/1/31	60,000	48,845
Chemicals/Paper/Packaging – 5.2%
OCP S.A., 5.13%, 6/23/51	200,000	145,299
Sasol Financing U.S.A. LLC, 6.50%, 9/27/28	200,000	186,050
		331,349
Consumer/Retail – 2.9%
InRetail Shopping Malls, 5.75%, 4/3/28	200,000	189,113
Energy – 10.7%
AI Candelaria Spain S.A., 7.50%, 12/15/28	250,000	233,609
Ecopetrol S.A., 6.88%, 4/29/30	100,000	89,719
Geopark Ltd., 5.50%, 1/17/27	200,000	175,519
Petroleos Mexicanos, 6.88%, 8/4/26	200,000	189,743
		688,590
Financials – 14.2%
Banco do Brasil S.A./Cayman, (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.36%), 9.00%, 6/18/24 (1) (2)	200,000	200,765
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.97%), 6.75%, 9/27/24 (1) (2)	200,000	193,030
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.93%), 7.14%, 10/18/27 (1)	200,000	191,884
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 5.13%, 1/18/33 (1)	200,000	173,660
Movida Europe S.A., 5.25%, 2/8/31	200,000	151,249
		910,588

	PRINCIPAL AMOUNT	VALUE (in USD)
CORPORATE BONDS - 84.6% continued
Food & Beverage – 10.0%
Grupo Bimbo S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.28%), 5.95%, 4/17/23 (1) (2)	250,000	247,969
Kernel Holding S.A., 6.50%, 10/17/24	200,000	90,000
MHP Lux S.A., 6.95%, 4/3/26	200,000	103,000
NBM U.S. Holdings, Inc., 7.00%, 5/14/26	200,000	198,373
		639,342
Manufacturing/Industrials – 13.4%
Adani Ports & Special Economic Zone Ltd., 3.10%, 2/2/31	200,000	149,301
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.53%), 5.13%, 6/8/26 (1) (2)	200,000	176,559
CT Trust, 5.13%, 2/3/32	200,000	173,496
KOC Holding A.S., 6.50%, 3/11/25	200,000	196,882
Limak Iskenderun Uluslararasi Liman Isletmeciligi A.S., 9.50%, 7/10/36	199,946	162,656
		858,894
Metals/Mining – 2.7%
Stillwater Mining Co., 4.00%, 11/16/26	200,000	175,725
Real Estate – 5.6%
Cibanco S.A. Ibm/PLA Administradora Industrial S. de R.L. de C.V., 4.96%, 7/18/29	200,000	177,335
CIBANCO S.A. Institucion de Banca Multiple Trust CIB, 4.38%, 7/22/31	200,000	138,332
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25	200,000	33,423
Yuzhou Group Holdings Co. Ltd., 8.30%, 5/27/25	200,000	11,150
		360,240

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUN	NOVEMBER 30, 2022 (UNAUDITED)

	PRINCIPAL AMOUNT	VALUE (IN USD)
CORPORATE BONDS - 84.6% continued
Telecom/Cable – 14.1%
Colombia Telecomunicaciones S.A. ESP, 4.95%, 7/17/30	200,000	158,283
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.27%), 5.65%, 1/15/25 (1) (2)	200,000	188,620
Sable International Finance Ltd., 5.75%, 9/7/27	226,000	206,486
Telecomunicaciones Digitales S.A., 4.50%, 1/30/30	200,000	168,120
Turkcell Iletisim Hizmetleri A.S., 5.75%, 10/15/25	200,000	186,108
		907,617
Utilities/Power – 5.0%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia SpA, 5.38%, 12/30/30	250,000	166,189
FEL Energy VI S.a.r.l., 5.75%, 12/1/40	188,378	155,332
		321,521
Total Corporate Bonds
(Cost $6,320,318)		$5,431,824

U.S. GOVERNMENT OBLIGATIONS – 2.9%
U.S. Treasury Notes – 2.9% 2.75%, 8/15/32	200,000	185,281
Total U.S. Government Obligations
(Cost $178,002)		$185,281
	NUMBER OF SHARES	VALUE (IN USD)
SHORT TERM INVESTMENT FUND – 10.4%
Northern Institutional Funds - U.S. Treasury Portfolio (Premier), 3.27%(3)	670,949	670,949
Total Short Term Investment Fund
(Cost $670,950)		$670,949

Total Investments – 97.9%
(Cost $7,169,270)		$6,288,054
Other Assets less Liabilities – 2.1%		134,530

NET ASSETS – 100.0%		$6,422,584

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

(2)	Perpetual bond. Maturity date represents next call date.

(3)	7-day current yield as of November 30, 2022 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

5Y - 5 Year

CIB - Corporate and Investment Bank

CMT - Constant Maturity

LLC - Limited Liability Company

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Spanish: Variable Stock Corporation)

Percentages shown are based on Net Assets.

At November 30, 2022, the Fund had open futures contracts as follows:

	NO. OF	NOTIONAL	CONTRACT	CONTRACT	UNREALIZED
TYPE	CONTRACTS	AMOUNT	POSITION	EXP.	APP/(DEP)(1)
10-Year U.S. Treasury Note	3	$340,500	Long	3/23	$492
5-Year U.S. Treasury Note	2	217,141	Long	3/23	656
Total					$1,148

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

SCHEDULE OF INVESTMENTS

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND	NOVEMBER 30, 2022 (UNAUDITED)

At November 30, 2022, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
Cash Equivalents	10.7%
AAA	2.9
BBB	2.5
BB	42.0
B	32.3
CCC	4.0
C	4.0
D	1.6
Total	100.0%

*	Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of November 30, 2022:

INVESTMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:(1)
Corporate Bonds	$—	$5,431,824	$—	$5,431,824
U.S. Government Obligations	185,281	—	—	185,281
Short Term Investment
Fund	670,949	—	—	670,949
Total Investments	$856,230	$5,431,824	$—	$6,288,054
OTHER FINANCIAL
INSTRUMENTS
Assets
Futures Contracts	$1,148	$—	$—	$1,148

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Rimrock Funds Trust (the “Trust”) is an open-end management investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 2, 2018. The Trust’s Agreement and Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of portfolios. The Trust includes two funds, each with its own investment objective. The Rimrock Core Bond Fund and Rimrock Emerging Markets Corporate Credit Fund (each a “Fund”, and collectively, the “Funds”) currently offer one class of shares and are separate series of the Trust. Each of the Funds’ financial statements are presented herein. The Funds are classified as “diversified” investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Rimrock Capital Management, LLC (the “Adviser” or “Rimrock Capital”) serves as investment manager to the Funds. The Northern Trust Company (the “Administrator”) serves as the administrator, transfer agent, fund accountant, and custodian for the Funds. Foreside Financial Services, LLC is the distributor of the shares of the Funds (the “Distributor”).

2. SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

A) BASIS OF PREPARATION The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

B) USE OF ESTIMATES The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of management of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of unlisted derivative instruments require the use of a number of market-based assumptions.

C) DETERMINATION OF THE NET ASSET VALUE The net asset value (“NAV”) of the Funds’ shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

D) INVESTMENT VALUATION The Funds’ portfolio securities are valued at market value based on independent third party pricing. Securities for which quotations are not available are valued at fair value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Trustees of the Trust (the “Board”). Circumstances in which securities may be fair valued include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news is released such as governmental approvals. In addition, the Funds’ Fair Value Committee, in its discretion, may make adjustments to the prices of securities held by the Funds if an event occurs after the publication of market values normally used by the Funds but before the time as of which the Funds calculate their NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Foreign fixed income securities, however, may be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities. The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded.

E) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available and known to management. Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to the Funds.

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F) INDEMNIFICATIONS Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties.

G) ORGANIZATION AND OFFERING COSTS Organization costs are expensed as incurred. Offering costs are amortized for a period of twelve months upon inception of the Funds.

H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES The Funds may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Funds enter into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. A Fund identifies securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at November 30, 2022, if any, are noted in the Schedules of Investments and in aggregate as Payable for when-issued securities, in the Statements of Assets and Liabilities.

I) FUTURES CONTRACTS The Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counter-parties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. The contract position and investment strategy utilized during the period ended November 30, 2022, was as follows:

	CONTRACT	INVESTMENT
	POSITION	STRATEGY

Rimrock Core Bond Fund	Long	Duration Management

Rimrock Emerging Markets Corporate Credit Fund	Long	Duration Management

3. INVESTMENT TYPES

The Funds may utilize the following types of investments described below to execute their investment strategy to the extent permitted by the Funds’ investment policies.

CASH HOLDINGS

Each Fund sweeps uninvested cash daily into a money market fund as disclosed on the Schedules of Investments.

FIXED INCOME SECURITIES

The Funds may invest in fixed income securities. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Funds’ NAVs. Securities held by the Funds that are guaranteed by the U.S. Government, its agencies, or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Funds’ shares. Further details on fixed income securities are disclosed in the Funds’ Statement of Additional Information (the “SAI”).

CORPORATE DEBT SECURITIES

The Funds may invest in corporate debt securities. The Funds’ investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible

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NOTES TO THE FINANCIAL STATEMENTS continued

securities) which meet the minimum ratings criteria set forth for the Funds, or, if unrated, are in the Adviser’s opinion comparable in quality to corporate debt securities in which the Funds may invest.

The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt securities may be acquired with warrants attached.

DERIVATIVES

The Funds may purchase and sell (write) both put options and call options on securities, swap agreements, recovery locks, securities indexes, commodity indexes and foreign currencies, and enter into interest rate, foreign currency, index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) for hedging purposes to seek to replicate the composition and performance of a particular index, or as part of their overall investment strategies. The Funds also may enter into swap agreements with respect to interest rates, commodities, and indexes of securities or commodities, and to the extent it may invest in foreign currency denominated securities, may enter into swap agreements with respect to foreign currencies.

The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of the Funds to successfully utilize these instruments may depend in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. If the Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Funds could be exposed to additional, unforeseen risks, including the risk of loss.

The Funds might not employ any of the strategies described herein, and no assurance can be given that any strategy used will succeed. If the Adviser incorrectly forecasts interest rates, market values or other economic factors in using a derivatives strategy for the Funds, the Funds might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise. This is due, in part, to the possible inability of the Funds to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Funds’ use of such instruments may cause the Funds to realize higher amounts of short-term capital gains (generally taxed upon distribution at ordinary income tax rates) than if it had not used such instruments. For funds that gain exposure to an asset class using derivative instruments backed by a collateral portfolio of Fixed Income Instruments, changes in the value of the Fixed Income Instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Funds may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Funds incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Funds might have been in a better position if the Funds had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Funds and its counter-party and certain derivative transactions may be terminated by the counterparty or the Funds, as the case may be, upon the occurrence of certain Fund-related or counterparty-related events, which may result in losses or gains to the Funds based on the market value of the derivative transactions entered into between the Fund and the counterparty. In addition, such early terminations may result in taxable events and accelerate gain or loss recognition for tax purposes. It may not be possible for the Funds to modify, terminate, or offset the Funds’ obligations or the Funds’ exposure to the risks associated with a derivative transaction prior to its termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Funds. Upon the expiration or termination of a particular contract, the Funds may wish to retain the Funds’ position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other appropriate counterparty can be found, which could cause the Funds not to be able to maintain certain desired investment exposures or not to be able to hedge other investment positions or risks, which could cause losses to the Funds. Furthermore, after such an expiration or termination of a particular contract, the Funds may have fewer counterparties with which to engage in additional derivative transactions, which could lead to potentially greater counterparty risk exposure to one or more counterparties and which could increase the cost of entering into certain derivatives. In such cases, the Funds may lose money.

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The Funds may engage in investment strategies, including the use of derivatives, to, among other things, seek to generate current, distributable income, even if such strategies could potentially result in declines in the Funds’ net asset value. The Funds’ income and gain generating strategies, including certain derivatives strategies, may generate current income and gains taxable as ordinary income sufficient to support distributions, even in situations when the Funds has experienced a decline in net assets due to, for example, adverse changes in the broad U.S. or foreign securities markets or the Funds’ portfolio of investments, or arising from its use of derivatives. Consequently, Funds shareholders may receive distributions subject to tax at ordinary income rates at a time when their investment in the Funds has declined in value, which may be economically similar to a taxable return of capital. See Note 11 for further details on Derivatives.

HIGH YIELD SECURITIES (“JUNK BONDS”) AND SECURITIES OF DISTRESSED COMPANIES

Investments in securities rated below investment grade that are eligible for purchase are described as “speculative” by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”), and Fitch, Inc. (“Fitch”). Investment in lower rated corporate debt securities (“high yield securities” or “junk bonds”) and securities of distressed companies generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Issuers of high yield and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Analysis of the creditworthiness of issuers of debt securities that are high yield or debt securities of distressed companies may be more complex than for issuers of higher quality debt securities.

High yield securities and debt securities of distressed companies may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of these securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. The Adviser seeks to reduce these risks through diversification, credit analysis and attention to current developments and trends in both the economy and financial markets.

High yield and distressed company securities may not be listed on any exchange and a secondary market for such securities may be comparatively illiquid relative to markets for other more liquid fixed income securities. Consequently, transactions in high yield and distressed company securities may involve greater costs than transactions in more actively traded securities, which could adversely affect the price at which the Funds could sell a high yield or distressed company security, and could adversely affect the daily NAVs of the shares.

The use of credit ratings as the sole method of evaluating high yield securities and debt securities of distressed companies can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments of a debt security, not the market value risk of a security. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting debt securities for the Funds, and develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a debt security held by the Funds, the Funds may retain the security if the Adviser deems it in the best interest of shareholders.

MONEY MARKET INSTRUMENTS

The Funds may invest in money market instruments. These instruments include, but are not limited to U.S. Government Securities, Bank Obligations, Eurodollar Certificates of Deposit, Obligations of Savings Institutions, Fully Insured Certificates of Deposit, Commercial Paper, Money Market Mutual Funds, and Other Short-Term Obligations.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

The Funds may invest in mortgage-related securities and asset-backed securities including mortgage pass-through securities, agency mortgage-related securities, privately issued mortgage-related securities, collateralized mortgage obligations, commercial mortgage-backed securities, other mortgage-related securities, adjustable rate mortgage-backed securities, stripped mortgage-backed securities and asset-backed securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage banks, commercial banks and others. The Funds also may invest in debt securities which are secured with collateral consisting of mortgage-related securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

The Funds may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income

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securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. CBOs, CLOs and other CDOs may charge management fees and administrative expenses.

The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the instrument in which the Funds invest. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs and other CDOs may be characterized by the Funds as illiquid investments, however an active dealer market may exist for CBOs, CLOs and other CDOs allowing them to qualify for transactions under Rule 144A of The Securities Act of 1933, as amended (the “1933 Act”). In addition to the normal risks associated with fixed income securities discussed elsewhere in the Funds’ SAI and Prospectus (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the risk that the Funds may invest in CBOs, CLOs or other CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

STRIPPED MORTGAGE-BACKED SECURITIES (“SMBS”)

SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. For example, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including pre-payments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Funds’ yields to maturity from these securities. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Funds may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government securities. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies, or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as securities issued by members of the Farm Credit System, are supported only by the credit of the agency, instrumentality or corporation. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

VARIABLE AND FLOATING RATE SECURITIES

The Funds may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Funds may invest in floating rate debt instruments (“floaters”). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically monthly. While, because of the interest rate reset feature, floaters provide the Funds with a certain degree of protection against rises in interest rates, the Funds will participate in any declines in interest rates as well. The Funds also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality. To the extent permitted by the Funds’ investment objectives and general investment policies, the Funds may invest in residual interest bonds without limitation. The term “residual interest bonds” generally includes tender option bond trust residual

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interest certificates and instruments designed to receive residual interest payments or other excess cash flows from collateral pools once other interest holders and expenses have been paid.

4. PRINCIPAL RISKS

See below for a summary description of select principal risks. A discussion of the principal risks of investing in the Funds is included in the Funds’ prospectus and SAI.

DERIVATIVES RISK

The risk of investing in derivative instruments (such as options, futures, and swaps), including liquidity, interest rate, market, credit and management risks, as well as risks related to mispricing or complex valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate, or index, and the Funds could lose more than the principal amount invested. These investments can create investment leverage and may create additional risks that may subject the Funds to greater volatility and less liquidity than investments in more traditional securities. Over-the-counter (“OTC”) derivatives are also subject to the risk that a counterparty will not fulfill its contractual obligations to the Funds, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or required to be cleared by a regulated clearinghouse, credit risk resides with the Funds’ clearing broker or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulations relating to a mutual fund’s use of derivatives could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives, and/or adversely affect the value of derivatives and the Funds’ performance.

FIXED INCOME SECURITIES RISK

Call Risk – The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons, including if there are declining interest rates. If an issuer calls a security that the Funds have invested in, the Funds may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities or securities with greater credit risks.

Credit Risk – The risk that an issuer of a fixed income security is unable or unwilling to pay its obligations to the Funds when they are due. As a result, the Funds’ income might be reduced, the value of the Funds’ investment might decrease, and/or the Funds could lose the entire amount of their investment.

Extension Risk – The risk that if interest rates rise, prepayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-backed securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their value to fall sharply.

Interest Rate Risk – The risk that fixed income securities will decline in value because of an increase in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

MARKET RISK

The risk that the value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy, or the market as a whole. Additionally, the prices of securities in which the Funds invest are affected by the economy. The value of the Funds’ investments may decline in tandem with a drop in the overall value of the stock or bond markets based on negative developments in the U.S. and global economies.

Russia’s invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Whether or not a Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in those countries, these events could negatively affect the value and liquidity of a Fund’s investments.

LIQUIDITY RISK

The risk that the lack of an active market or restrictions on resale may limit the ability of the Funds to sell a security at an advantageous time or price. In addition, the Funds may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Funds to dispose of the position at an advantageous time or price. Although the Funds are normally able to sell loans within seven days, a substantial portion of the loans held by the Funds will also experience delayed settlement beyond that period, which can impair the ability of the Funds to pay redemptions or to reinvest proceeds, or may require the Funds to borrow to meet redemptions. Over recent years, the fixed income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations (e.g., the Volcker Rule) may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Funds’ assets may change over time.

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5. FAIR VALUE MEASUREMENTS

U.S. GAAP includes a topic which defines fair value as the price that the Funds would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. Government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. To the extent these securities are actively traded and valuation adjustments are not applied, they are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE Close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy.

With respect to any portion of the Funds’ assets that are invested in one or more open-ended investment management companies, the Funds’ NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end investment management companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and sufficient credit quality are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include private equity and real estate investments, certain loan agreements, less-liquid corporate debt securities (including distressed debt instruments) and certain collateralized debt obligations. Also included in this category are options, government and sovereign obligations, government agency securities and corporate bonds for which independent broker prices are used and information relating to the inputs of the price models is currently unavailable.

6. REVERSE REPURCHASE AGREEMENTS

The Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counter-parties are reflected as a liability on the Statements of Assets and

RIMROCK FUNDS TRUST

NOVEMBER 30, 2022 (UNAUDITED)

Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. The reverse repurchase agreements on the Statement of Assets and Liabilities are recorded at their contractual amount, which approximates their fair value based on Level 2 inputs in the fair value hierarchy. For the period ended November 30, 2022, there were interest payments made of $2,289 and $0 by the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund, respectively. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

The following is a summary by counterparty of the market value of reverse repurchase agreements and collateral pledged as of November 30, 2022:

Rimrock Core Bond Fund
		PAYABLE FOR
		REVERSE
		REPURCHASE	COLLATERAL
Counterparty	MATURITY DATE	AGREEMENTS	PLEDGED
J.P. Morgan	12/16/2022	$155,122	$176,112
J.P. Morgan	12/5/2022	35,028	38,968
Total		$190,150	$215,080

Securities with an aggregate market value of $215,080 have been pledged as collateral in respect of reverse repurchase agreements as of November 30, 2022. The contractual maturity of reverse repurchase agreements is overnight and continuous; these reverse repurchase agreements are collateralized by specific securities and are flagged in the Schedule of Investments. The actual collateral exceeds the market values of the reverse repurchase agreements.

For the twenty-six days that reverse repurchase agreements were outstanding during the period ended November 30, 2022, the average amount outstanding was $190,150.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

Rimrock Core Bond Fund
	GROSS	GROSS AMOUNTS
	AMOUNTS OF	OFFSET IN THE	NET AMOUNTS OF LIABILITIES
	DERIVATIVE	STATEMENT OF	PRESENTED IN THE STATEMENT	COLLATERAL	NET
Counterparty	LIABILITIES	FINANCIAL POSITION*	OF ASSETS AND LIABILITIES	PAID*	EXPOSURE
J.P. Morgan	$190,150	$ –	$190,150	$(190,150)	$ –
Total	$190,150	$ –	$190,150	$(190,150)	$ –

*Actual collateral received or pledged, if any, may be more than disclosed in the table above.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the period ended November 30, 2022, were as follows:

			SHARES FROM	PROCEEDS FROM		PAYMENTS FOR	NET INCREASE	NET INCREASE
		PROCEEDS FROM	REINVESTED	REINVESTMENTS	SHARES	SHARES	(DECREASE) IN	(DECREASE) IN
Fund	SHARES SOLD	SHARES SOLD	DIISTRIBUTIONS	OF DIVIDENDS	REDEEMED	REDEEMED	SHARES	NET ASSETS
Rimrock Core Bond Fund	–	$ –	11,454	$101,316	(20,125)	$(177,457)	(8,671)	$(76,141)
Rimrock Emerging Markets Corporate Credit Fund	–	–	21,232	172,183	(131)	(1,050)	21,101	171,133

Transactions in capital shares for the year ended May 31, 2022, were as follows:

			SHARES FROM	PROCEEDS FROM		PAYMENTS FOR	NET INCREASE	NET INCREASE
		PROCEEDS FROM	REINVESTED	REINVESTMENTS	SHARES	SHARES	(DECREASE) IN	(DECREASE) IN
Fund	SHARES SOLD	SHARES SOLD	DIISTRIBUTIONS	OF DIVIDENDS	REDEEMED	REDEEMED	SHARES	NET ASSETS
Rimrock Core Bond Fund	35,864	$373,605	22,228	$223,368	(2,035)	$(19,657)	56,057	$577,316
Rimrock Emerging Markets Corporate Credit Fund	8,518	85,946	64,924	629,314	(24,620)	(251,862)	48,822	463,398

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS continued

8. INVESTMENT TRANSACTIONS

At November 30, 2022, the aggregate costs of purchases and proceeds from sale of securities, excluding short-term investments and derivatives, if any, were as follows:

	PURCHASES		SALES
Fund	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Rimrock Core Bond
Fund	$301,934	$611,652	$ –	$780,533
Rimrock Emerging
Markets
Corporate Credit
Fund	358,070	2,139,522	185,734	2,312,354

At November 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

			NET	COST
	UNREALIZED	UNREALIZED	APPRECIATION	BASIS OF
Fund	APPRECIATION	DEPRECIATION	(DEPRECIATION)	INVESTMENTS
Rimrock Core
Bond Fund	$121,321	$(934,273)	$(812,952)	$6,455,911
Rimrock
Emerging
Markets
Corporate
Credit Fund	85,802	(970,988)	(885,186)	7,174,388

9. FEDERAL INCOME TAXES

No provision for U.S. federal income taxes has been made since the Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of their taxable income and capital gains to their shareholders.

For financial reporting purposes the Funds may periodically make reclassifications among components of capital accounts to reflect permanent differences between U.S. GAAP and taxable income. The reclassifications have no impact on the net assets of the Funds. During the year, revisions were also made to previously determined taxable income amounts. As of May 31, 2022, no reclassifications were made to the Statements of Assets and Liabilities.

For the period from November 1, 2021, through May 31, 2022, the Rimrock Emerging Markets Corporate Credit Fund incurred net capital losses and/or late year ordinary losses, of $128,671, for which the Fund intends to treat as having been incurred in the following fiscal year.

Capital losses incurred that will be carried forward indefinitely are as follows:

	SHORT-TERM	LONG-TERM
	CAPITAL LOSS	CAPITAL LOSS
Fund	CARRYFORWARD	CARRYFORWARD
Rimrock Core Bond Fund	$88,146	$110,171

As of May 31, 2022, the components of distributable taxable earnings, including temporary differences, were as follows:

							TOTAL
	UNDISTRIBUTED	UNDISTRIBUTED			ACCUMULATED	UNREALIZED	ACCUMULATED
	ORDINARY	LONG-TERM	ACCUMULATED	DISTRIBUTIONS	CAPITAL AND	APPRECIATION	EARNINGS
Fund	INCOME	CAPITAL GAINS	EARNINGS	PAYABLE	OTHER LOSSES	(DEPRECIATION)	(DEFICIT)
Rimrock Core Bond Fund	$165,630	$ –	$165,630	$ –	$(198,317)	$(459,662)	$(492,349)
Rimrock Emerging Markets Corporate Credit
Fund	145	–	145	(148)	(128,671)	(1,038,604)	(1,167,278)

The taxable character of distributions paid during the fiscal year ended May 31, 2022, were as follows:

	DISTRIBUTIONS FROM
	ORDINARY	LONG-TERM	RETURN OF
Fund	INCOME	CAPITAL GAIN	CAPITAL
Rimrock Core Bond Fund	$223,362	$ –	$ –
Rimrock Emerging Markets Corporate Credit Fund	637,713	728	–

RIMROCK FUNDS TRUST

NOVEMBER 30, 2022 (UNAUDITED)

10. DISTRIBUTIONS TO SHAREHOLDERS

The Funds intend to declare and pay dividends from net investment income monthly. The Funds intend to make distributions of capital gains, if any, at least annually, usually in December. Dividends and distributions are reinvested in additional shares unless otherwise indicated.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make special distributions to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on the Funds’ financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

11. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, improves financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record trading-related derivative activities on a fair value basis (as described in Note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the

Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statement of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statement of Operations, are included in tables following each Funds’ Schedule of Investments and are categorized by type of financial derivative contract.

A) FUTURES CONTRACTS

Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of securities indices, commodities or the fair value in U.S. dollars of a foreign currency.

The Funds’ participation in the futures markets involves certain risks, including the imperfect correlation between movements in the price of the futures contracts and movements in the price of the underlying securities. Risks may arise from the potential inability of a counterparty to meet the terms of the contract.

Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counter-party defaulting on its obligations under the contract.

When the Funds purchase or sell a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as initial margin. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Funds upon termination of the contract, assuming the Funds satisfy its contractual obligations. In addition, brokers may establish margin deposit requirements in excess of those required by the exchanges.

Subsequent payments to and from the broker occur on a daily basis in a process known as marking to market. These payments are called variation margin and are made as the value of the underlying futures contract fluctuates. For example, when the Funds sell a futures contract and the price of the underlying index rises above the delivery price, the Funds’ position declines in value. The Funds then pay the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract. Conversely, if the price of the underlying index falls below the delivery price of the contract, the Funds’ futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the value of the index underlying the futures contract.

RIMROCK FUNDS TRUST

NOTES TO THE FINANCIAL STATEMENTS continued

When the Funds terminate a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Funds, and the Funds realize a loss or a gain. Such closing transactions involve additional commission costs.

During the period ended November 30, 2022, the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund had a realized gain/(loss) of $(81,584) and $(5,143), and change in unrealized appreciation/(depreciation) of $10,617 and $(430), respectively, related to interest rate futures contracts on the Statement of Operations.

During the period ended November 30, 2022, the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund had average quarterly contract notional exposures of $858,984 and $378,365, respectively, related to futures contracts.

12. RELATED PARTIES

INVESTMENT ADVISORY FEES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser with whom certain officers and trustees of the Fund are affiliated, to furnish investment management services to the Funds. Under the terms of the Advisory Agreement, the Funds pay annual advisory fees of 0.30% and 0.35% of the Fund’s average daily net assets for the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund, respectively.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep each Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other non-routine expenses not incurred in the ordinary course of Fund business (collectively, “excluded expenses”)) from exceeding 0.65% for the Rimrock Core Bond Fund and 0.70% for the Rimrock Emerging Markets Corporate Credit Fund of each Funds’ average daily net assets until September 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Funds the difference between the total annual Fund operating expenses (other than excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment (less any reimbursement previously paid) if at any point total annual Fund operating expenses (other than excluded expenses) are below the contractual expense limit at the time of both (i) such fee waiver or reimbursement and (ii) the recoupment. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety days prior written notice to the Trust, effective as of the close of business on September 28, 2023. The total amounts subject to recovery in future fiscal years are shown below:

Fund	2023	2024	2025	2026
Rimrock Core Bond Fund	$155,500	$192,515	$ 157,810	$ 91,797
Rimrock Emerging Markets Corporate
Credit Fund	-	149,618	272,256	177,775

DISTRIBUTION AND SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Funds may pay the Distributor annual fees (“12b-1 fees”) of up to 0.25% of each Fund’s average daily net assets attributable to their capital shares in consideration for distribution and shareholder services and the assumption of related expenses.

CONCENTRATION OF OWNERSHIP

A significant portion of the Funds’ shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Funds, this could have a disruptive impact on the efficient implementation of the Funds’ investment strategies.

At November 30, 2022, the percentages of shares owned by the Adviser or Adviser-related shareholders issued by the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund were approximately 90% and 72%, respectively.

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

14. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that while most LIBOR settings will cease to be published after December 31, 2021 as originally contemplated, a majority of U.S. dollar LIBOR settings will continue to be published until June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New

RIMROCK FUNDS TRUST

NOVEMBER 30, 2022 (UNAUDITED)

York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the secured overnight financing rate SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity and value impact of the change to alternative rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Funds may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

15. OTHER RISKS

COVID-19, the novel respiratory disease also known as “corona-virus”, which was first detected in China in December 2019 and subsequently spread internationally, has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancelations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

RIMROCK FUNDS TRUST

LIQUIDITY RISK MANAGEMENT PROGRAM	AS OF NOVEMBER 30, 2022 (UNAUDITED)

1. LIQUIDITY RISK MANAGEMENT PROGRAM REVIEW

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Trust has established a liquidity risk management program to govern its approach to managing liquidity risk (“Program”) for the Rimrock Core Bond Fund and the Rimrock Emerging Markets Corporate Credit Fund. The Program is overseen by the Liquidity & Derivative Risk Management Committee (“LRMC”), a committee comprised of representatives of the Funds’ investment adviser.

The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the liquidity classification of Fund investments, the Adviser also receives third party liquidity data.

At the Board’s regular meeting on July 21, 2022, the Trust’s Chief Compliance Officer provided a report to the Board on the operation and effectiveness of the Program. During the period covered by the report, there were no liquidity events that impacted the Funds or their respective ability to timely meet redemptions without dilution to existing shareholders. The LRMC has determined that the Program has operated adequately and effectively to manage the Funds’ liquidity risk.

RIMROCK FUNDS TRUST

FUND EXPENSES	NOVEMBER 30, 2022 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Rimrock Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2022 through November 30, 2022.

1. ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 6/1/2022 - 11/30/2022” to estimate the expenses you paid on your account during this period.

2. HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

RIMROCK CORE BOND FUND

		BEGINNING	ENDING	EXPENSES
		ACCOUNT	ACCOUNT	PAID
	EXPENSE	VALUE	VALUE	6/1/2022-
SHARES	RATIO	6/1/2022	11/30/2022	11/30/2022
Actual	0.65%	$1,000.00	$943.50	$3.17
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29

RIMROCK EMERGING MARKETS CORPORATE CREDIT FUND

		BEGINNING	ENDING	EXPENSES
		ACCOUNT	ACCOUNT	PAID
	EXPENSE	VALUE	VALUE	6/1/2022-
SHARES	RATIO	6/1/2022	11/30/2022	11/30/2022
Actual	0.70%	$1,000.00	$1,004.30	$3.52
Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55

RIMROCK FUNDS TRUST

FOR MORE INFORMATION

1. PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s web site at www.sec.gov. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.rimrockcapital.com.

2. PROXY VOTING

The Trust’s Proxy Voting Policies and Procedures and the Funds’ portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting SEC’s web site at www.sec.gov or by calling Rimrock Investor Relations at 949-381-7800.

Privacy Notice

This information is not part of the Annual Report.

Maintaining the confidentiality and security of your personal financial information is very important to us at Rimrock Capital Management, LLC (“Rimrock”).

INFORMATION WE COLLECT. To provide you with superior service, we may collect several types of nonpublic personal information about you, including:

▪	Information from forms you fill out and send to us in connection with your investment in one of our funds (such as your name, address, and social security number).

▪	Information you give us verbally.

▪	Information you submit to us in correspondence, including emails.

▪	Information about the amounts you have invested in our funds (such as your initial investment and any additions to and withdrawals from your capital account).

▪	Information about any bank account you use for transfers between your bank account and your capital account in any of our funds, including information provided when effecting wire transfers.

INFORMATION WE SHARE. We do not sell your personal information and we do not disclose it to anyone except as permitted or required by law. For example, we may share information we collect about you with our independent auditors in the course of the annual audit of the fund in which you have an investment. We may share this information with our legal counsel as we deem appropriate and with regulators. Additionally, we may disclose information about you at your request (for example, by sending duplicate account statements to someone you designate), or as otherwise permitted or required by law.

INFORMATION SECURITY. Within Rimrock, access to information about you is restricted to those employees who need to know the information to service your account. Rimrock employees are trained to follow our procedures to protect your privacy and are instructed to access information about you only when they have a business reason to obtain it.

CHANGES TO OUR PRIVACY POLICY. We reserve the right to change our privacy policy in the future, but we will not disclose your nonpublic personal information as required or permitted by law without giving you an opportunity to instruct us not to.

QUESTIONS. For questions about our privacy policy, or for additional copies of this notice, please call us at (949) 381-7800 or e-mail us at ir@rimrockcapital.com.

Administrator, Custodian and Transfer Agent

The Northern Trust Company

333 South Wabash Avenue

Chicago, Illinois 60604

312-630-6000

Investment Adviser

Rimrock Capital Management LLC

100 Innovation Drive, Suite 200

Irvine, California 92617

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

695 Town Center Drive, Suite 1000

Costa Mesa, California 92626

Distributor

Foreside Financial Services, LLC

3 Canal Plaza

Suite 100

Portland, Maine 04101

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103-2921

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rimrock Funds Trust

By:	/s/ Barbara Crowell
Barbara Crowell
Treasurer and Principal Financial Officer

Date:	February 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Dubchansky
Scott Dubchansky
President and Principal Executive Officer

Date:	February 1, 2023

By:	/s/ Barbara Crowell
Barbara Crowell
Treasurer and Principal Financial Officer

Date:	February 1, 2023